FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Total [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ 132	¥ 958	$ 119	¥ 824	¥ 1,710
Trade payables	2,968	21,529	2,946	20,326	21,118
Financial liabilities in other payables and accruals	11,555	83,809	978	6,749	5,903
Due to related companies	843	6,117	494	3,408	5,710
Due to the Shareholder	25,375	184,054	1,037	7,153	14,050
Lease liabilities	376	2,727	481	3,321	2,401
Interest-bearing loans and borrowings	14,278	103,563	15,503	106,931	113,813
Total	55,527	402,757	21,558	148,712	164,705
On demand [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	132	958	119	824	1,710
Trade payables
Financial liabilities in other payables and accruals
Due to related companies
Due to the Shareholder
Lease liabilities
Interest-bearing loans and borrowings
Total	132	958	119	824	1,710
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities
Trade payables	2,968	21,529	2,946	20,326	21,118
Financial liabilities in other payables and accruals	11,555	83,809	978	6,749	5,903
Due to related companies	843	6,117	494	3,408	5,710
Due to the Shareholder	25,375	184,054	1,037	7,153	14,050
Lease liabilities	204	1,482	201	1,387	1,047
Interest-bearing loans and borrowings	987	7,159	976	6,729	6,882
Total	41,932	304,150	6,632	45,752	54,710
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities
Trade payables
Financial liabilities in other payables and accruals
Due to related companies
Due to the Shareholder
Lease liabilities	145	1,051	245	1,691	1,354
Interest-bearing loans and borrowings	3,943	28,597	4,205	29,005	28,792
Total	4,088	29,648	4,450	30,696	30,146
More Than Five Years [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities
Trade payables
Financial liabilities in other payables and accruals
Due to related companies
Due to the Shareholder
Lease liabilities	27	194	35	243
Interest-bearing loans and borrowings	9,348	67,807	10,322	71,197	78,139
Total	$ 9,375	¥ 68,001	$ 10,357	¥ 71,440	¥ 78,139